Income Taxes (Details) - Schedule of Income (Loss) Before Income Taxes - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	$ 292,239	$ 947,915
Non-PRC operations [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	(328,168)	(270,571)
PRC operations [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income before income taxes	$ 620,407	$ 1,218,486